Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

April 17, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add new series is Post-Effective Amendment No. 107 and Amendment No. 109 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares on behalf of Pacer Metaurus Large Cap Growth Dividend Multiplier 600 ETF, Pacer Innovation Cash Cows Growth Leaders ETF, Pacer MSCI World Industry Advantage ETF, and Pacer Nasdaq International Patent Leaders ETF, each a new series of the Trust.

If you have any questions or require further information, please contact me at rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust

Enclosures